TAXES ON INCOME (Schedule of Income (Loss) Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income (loss) before taxes on income:
Domestic	$ (84)	$ (1,239)	$ (898)
Foreign	4,535	5,309	3,709
Income before taxes on income	$ 4,451	$ 4,070	$ 2,811